SHORT-TERM BANK LOAN (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 29, 2014 China Merchants Bank USD USD ($)	Dec. 29, 2014 China Merchants Bank USD CNY	Dec. 29, 2014 Heyi Investment China Merchants Bank CNY USD ($)	Dec. 29, 2014 Heyi Investment China Merchants Bank CNY
Short-term Loans
Amount borrowed					$ 80,585	500,000
Fixed interest rate per annum (as a percent)					5.40%	5.40%
Amount of restricted deposits as collateral	$ 98,620	611,900	$ 98,620	611,900